Schedule of computation of earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	$ 363,560	¥ 2,542,405	¥ 2,383,146	¥ 2,340,835
Denominator:
Weighted average number of ordinary shares outstanding—basic	1,259,849,521	1,259,849,521	1,287,853,207	1,374,713,018
Net profit per share attributable to FinVolution Group’s ordinary shareholders —basic | (per share)	$ 0.29	¥ 2.02	¥ 1.85	¥ 1.70
Net profit attributable to FinVolution Group’s ordinary shareholders | ¥		¥ 2,542,405	¥ 2,383,146	¥ 2,340,835
Interest expense attributable to convertible senior notes | ¥		17,453
Net profit attributable to FinVolution Group’s ordinary shareholders —diluted | ¥		¥ 2,559,858	¥ 2,383,146	¥ 2,340,835
Weighted average number of ordinary shares outstanding—diluted	1,334,237,985	1,334,237,985	1,320,229,492	1,402,947,561
Net profit per share attributable to FinVolution Group’s ordinary shareholders —diluted | (per share)	$ 0.27	¥ 1.92	¥ 1.81	¥ 1.67
Senior Subordinated Notes [Member]
Denominator:
Ordinary shares issuable upon convertible senior notes using the if-converted method	31,586,647	31,586,647
Share-Based Payment Arrangement, Option [Member]
Denominator:
Ordinary shares issuable upon convertible senior notes using the if-converted method	1,444,254	1,444,254	814,226	1,395,803
Restricted Stock Units (RSUs) [Member]
Denominator:
Ordinary shares issuable upon convertible senior notes using the if-converted method	41,357,563	41,357,563	31,562,059	26,838,740